SCHEDULE OF CONVERTIBLE DEBT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Convertible note, beginning balance		$ 3,438,933
Amortization of insurance cost	47,857	646,250
Conversion to ordinary shares		(4,033,040)
Repayment	(100,000)
Convertible note, ending balance		52,143
First Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Convertible note, beginning balance		3,438,933
Amortization of insurance cost		358,155
Conversion to ordinary shares		(3,797,088)
Repayment
Convertible note, ending balance
Second Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Convertible note, beginning balance
Amortization of insurance cost	47,857	288,095
Conversion to ordinary shares		(235,952)
Repayment	(100,000)
Convertible note, ending balance		$ 52,143